Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Investments in mineral properties, accumulated amortization	$ 132,499	$ 135,987
Amortization Of Capitalized Financing Cost	6,737	0
Convertible debenture, discount	0	212,070
Note payable discount	$ 178,471	$ 0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	47,620,406	32,867,028
Common stock, shares outstanding	47,620,406	32,867,028
Common stock to be issued, shares	6,423,708	0